Delaware Group
---------------------------
A Tradition of
---------------------------
Sound Investing
---------------------------


Delaware Management Company's investment experience dates back to 1929. Our first mutual fund was established in 1938. Headquartered in Philadelphia with an affiliate in London, Delaware manages a full range of mutual fund and annuity investments and also offers retirement plan services. Delaware International Advisers Ltd., our London-based international affiliate, was established in 1990.

Delaware Group manages mutual funds with the same time-tested, disciplined strategies demanded by the large public and private pension plans, foundations and endowments that are among our clients. With over 60 years of experience, we have demonstrated our commitment to quality investment management and service.

Today, Delaware manages more than $30 billion in mutual funds and institutional investment advisory accounts. We measure our success by the financial success and satisfaction of our nearly 500,000 shareholders.

About Our Cover
---------------------------
Headquartered in Philadelphia, Pennsylvania, Delaware Group shares in the tradition of a city built on the vision of opportunity. Amidst the city's historic sites, symbolic of our nation's freedom and prosperity, Delaware Group provides both individual and institutional investors with a conservative, disciplined approach to money management.

Investment
---------------------------
Objectives
---------------------------

Tax-Free USA Fund
To seek as high a level of current interest exempt from Federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital.

Tax-Free Insured Fund
To seek as high a level of current interest income exempt from Federal income tax as is available from municipal bonds which are protected by insurance guaranteeing the payment of principal and interest when due and is consistent with prudent investment management and preservation of capital.

Tax-Free USA Intermediate Fund
To seek as high a level of current interest income exempt from Federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital.

September 5, 1996

Dear
---------------------------
Shareholder:
---------------------------

This past fiscal year has taxed the patience of municipal bond investors. A combination of political rhetoric, interest rate fluctuations and the possibility of federal tax reform undermined the municipal bond market's fundamental strengths.

For the 12 months ended August 31, 1996, Delaware Group's three national tax-free funds provided attractive income relative to their peers and positive total returns. We are pleased to report that the Tax-Free USA Intermediate Fund outperformed both the average of similar funds and the unmanaged Merrill Lynch index shown below.

Tax-Free USA Fund's total return was below that of the unmanaged Lehman Brothers Municipal Bond Index and the average of comparable mutual funds primarily because two paper recycling plant bonds in the Fund's portfolio declined in price in response to weak industry conditions. We discuss this further on page 4.

Overall, we are encouraged by the fact that municipal bond prices have been stronger than Treasuries in the past several months. The long-term outlook for tax-free securities should become clearer after the Presidential election.

No matter who wins at the federal level, we expect state and local governments to take on greater responsibilities for a broad spectrum of services. We think this will be a healthy development for municipal bond investors for two reasons:

  * a less intrusive federal bureaucracy may permit local governments to develop innovative solutions to regional problems;

  * a greater need to rely on bond investors rather than federal resources to finance programs may prompt local officials to adopt more prudent fiscal disciplines.

During the past fiscal year, a strong U.S. economy has helped increase the fiscal health of many communities across the country. Through mid-1996, municipal bond rating upgrades by Moody's Investors Services outnumbered downgrades by a nearly four-to-one ratio.

-----------------------------------------------------------------------------------------------------

                                                              Total Return           30-Day Yield
                                                           --------------------   -------------------
                                                             12 Months Ended            As of
                                                              Aug. 31, 1996          Aug. 31, 1996
                                                           --------------------   -------------------
Tax-Free USA Fund A                                              +1.91%                  5.24%
Lehman Brothers Municipal Bond Index                             +5.24%                  5.49%
Lipper Municipal Debt Fund Average (228 funds)                   +4.68%                  4.79%
-----------------------------------------------------------------------------------------------------
Tax-Free Insured Fund A                                          +3.88%                  4.60%
Lipper Insured Municipal Debt Fund Average (48 funds)            +4.90%                  4.49%
-----------------------------------------------------------------------------------------------------
Tax-Free USA Intermediate Fund A                                 +4.52%                  4.83%
Merrill Lynch Three-to-Seven Year Municipal Bond Index           +3.69%                  4.67%
Lipper Intermediate Municipal Debt Average (148 funds)           +3.89%                  4.26%

-----------------------------------------------------------------------------------------------------
All performance quoted above is based on net asset value. Performance and SEC yield for all classes of the three funds can be found on pages 7 and 8. Yield calculated according to Securities and Exchange Commission guidelines.
-----------------------------------------------------------------------------------------------------

In fiscal 1996, Patrick P. Coyne, senior portfolio manager of Delaware Group's three national tax-free funds, repositioned the Tax-Free USA and Tax-Free Insured Funds to favor slightly longer term bonds. Tax-Free USA Intermediate Fund's focus, meanwhile, was unchanged. We believe Mr. Coyne's actions should help enhance the income potential of your Funds. Inside, he reviews the funds' performance and outlines his approach for the coming months.

While some change in federal tax policy is possible in 1997, what form that change may take is unclear. We can say with reasonable certainty, however, that elected officials are affected by the "vote" of the bond market.

On behalf of our investment professionals here in Philadelphia, I would like to thank you for your vote of confidence. Next March, Delaware Group will mark 20 years of managing municipal bond funds for investors seeking regular income without the burden of federal taxation.

Sincerely,




/s/  Wayne A. Stork
---------------------------------
Wayne A. Stork
Chairman, President
and Chief Executive Officer



Portfolio
---------------------------
Manager's
---------------------------
Review
---------------------------

Uncertainty can create opportunity, and this was certainly the case in the municipal bond market during the past fiscal year. Despite hype about "flat tax" reform, a quasi-shutdown of the federal government this past winter and recent rhetoric about the impact of federal social services legislation on major cities, municipal bonds generally outperformed other investment grade, fixed-income securities.

The Lehman Brothers Municipal Index rose +5.24% for the 12 months ended August 31, 1996, more than 150 basis points (1.5%) higher than the Lehman Brothers Government/Corporate Index, which includes Treasuries, government-backed mortgages and corporate bonds rated BBB and higher.

Higher interest rates since February, 1996 have nevertheless taken their toll on the municipal market. The Lehman Brothers Municipal Index rose a scant +0.45% during the six months ended August 31 amid investor concern about a possible acceleration in consumer prices. Monthly government statistics have sent mixed signals about future inflation. Our conclusion is that U.S. economic growth will moderate in the months ahead.

Although short-term volatility in municipal bond prices has been high for the past two years, two fundamental factors suggest the market is quite healthy:

Municipal Bond Yields vs. U.S. Treasury Yields
Tax-Adjusted for the 28% Bracket


                                      Tax Adjusted
            AAA Municipal Bonds     U.S. Treasuries         AAA Municipal Bonds
             August 31, 1996        August  31, 1996          August 31, 1995
            -------------------     ----------------        -------------------
  1 yr.           3.87%                  4.272%                     3.65%
  2 yr.           4.12%                  4.563%                     3.85%
  3 yr.           4.32%                  4.686%                     4.01%
  4 yr.           4.47%                  4.756%                     4.16%
  5 yr.           4.57%                  4.825%                     4.31%
  7 yr.           4.77%                  4.882%                     4.56%
  10 yr.          5.07%                  4.966%                     4.86%
  15 yr.          5.48%                  4.996%                     5.46%
  20 yr.          5.65%                  5.026%                     5.73%
  25 yr.          5.69%                  5.056%                     5.85%
  30 yr.          5.71%                  5.086%                     5.87%

As of August 31, 1996, yields on long-term municipal bonds exceeded yields on Treasuries on a tax-adjusted basis for most investors. Treasury yields are adjusted downward to reflect a 28% federal income tax.

* Declining Supplies of New Bonds. Since 1993, the amount of new tax-exempt securities issued by states and municipalities has dropped significantly and the overall amount of municipal debt outstanding has declined by $124 billion. This should help support bond prices if investor demand remains steady or increases.

* Improving Credit Quality. Some 150 municipalities had their bonds' credit rating upgraded during the first six months of 1996 by Moody's Investors Services while only 39 municipalities had their debt downgraded. This shows that many states and cities remain financially sound.



The Funds' Investment Strategies

Tax-Free USA Fund

Historically, Tax-Free USA Fund has invested in high- and medium-quality bonds with high coupons. Higher coupon bonds tend to be impacted less by changes in interest rates than bonds which pay interest in line with current rates.

In falling rate environments, bonds that generate higher levels of income (higher coupons) tend to underperform other types of fixed-income securities. This is because they are more likely to be called (redeemed by the issuer). Conversely, when rates rise, as they have since February, portfolios of high coupon bonds tend to outperform the rest of the bond market. We believe this strategy can produce a higher level of tax-free income and a greater degree of price stability than strategies that attempt to seek capital appreciation when interest rates fall.

And, in fact, this defensive strategy served the Fund relatively well during the fiscal year, allowing us to provide a greater level of tax-free income than many of our peers. However, your Fund's short-term total return was not as strong as the overall municipal bond market, primarily for two reasons:
-------------------------------------------------------------------------------
                           Portfolio Characteristics

                                        August 31, 1995       August 31, 1996
                                        ---------------       ---------------
Tax-Free USA Fund
    Average Effective Maturity            9.6 years             11.7 years
    Average Effective Duration            6.1 years              6.9 years
    Average Quality                          AA                    AA
Tax-Free Insured Fund
    Average Effective Maturity           11.0 years            12.3 years
    Average Effective Duration            6.8 years             7.5 years
    Average Quality                         AAA                   AAA
Tax-Free USA Intermediate Fund
    Average Effective Maturity            5.9 years             5.6 years
    Average Effective Duration            4.9 years             4.6 years
    Average Quality                         AA                    AA
-------------------------------------------------------------------------------

Credit Quality of Your Fund's Portfolio
August 31, 1996

AAA                                   38.38%
AA                                    14.37%
A                                     15.32%
BBB                                   17.6%
BB                                    3.51%
Non-Rated                             10.81%

1. Poor performance from two bond issues that made up a total of 5% of your Fund's net assets as of August 31. These bonds financed paper recycling plants whose revenue stream was negatively affected by production problems and by weak demand for recycled pulp.

2. During the first half of the fiscal year, we increased your Fund's duration by nearly a year to maintain your Fund's income potential as interest rates fell. Duration is the most common measure of a bond's sensitivity to interest rates. It indicates the likely percentage change in a bond's price given a 1% movement in interest rates. When interest rates unexpectedly rose beginning in February, the Fund was adversely affected by the overall decline in bond prices.

Generally, we strive to keep portfolio turnover low. Historically, this has helped the Fund maximize its tax-efficiency since this strategy tends to reduce capital gains payouts, which are taxable. (See page 6 for more on the Fund's tax-adjusted total returns). At times, however, it is prudent for the Fund to realize a capital gain to a) reduce the risk that a portion of the portfolio might be called prior to maturity and b) maximize the Fund's income potential.

National Diversity Can Help Reduce Risk
To improve income, we invest in bonds from states that have little or no income taxes such as Florida and Texas. Generally, the Fund is able to get higher yields on bonds from low-tax states - as opposed to high-tax states such as California and New York - because demand for these bonds is lower, forcing municipalities to offer higher yields to attract investors. During the past year, our Florida bonds, among them issues that financed an aquarium in Tampa, did well.

Although Massachusetts is a very high tax state, the Fund had an opportunity to buy the state's bonds at attractive yields during the last recession and has held them ever since. As of August 31, Tax-Free USA Fund held more municipal bonds from Massachusetts than any other state, followed respectively by Pennsylvania, Florida and Texas.

Tax-Free Insured Fund

Employing national diversification and high coupon strategies similar to Tax-Free USA Fund, Tax-Free Insured Fund invests primarily in municipal bonds protected by insurance guaranteeing the payment of principal and interest when due.

Bond insurance reduces the risk of loss due to financial difficulties of an issuer; however, such bonds are still subject to price fluctuations as interest rates rise and fall. The value of the insurance depends on the financial strength of the insurance company guaranteeing the bonds.

The Fund focuses on very high quality securities. Overall, the financial health of the municipal bond market was quite sound during the past fiscal year. Insurance companies have guaranteed more than half of all bonds issued during 1996, and rating services' credit quality upgrades have substantially outnumbered downgrades.

Tax-Free USA Intermediate Fund

Intermediate-term securities were the municipal bond market's "sweet spot" during the past fiscal year. Generally, intermediate-term municipal bonds offered a high percentage of the tax-free income available from very-long-term bonds with less interest rate risk.

By maintaining an effective duration of between four and five years, Tax-Free USA Intermediate Fund provided greater rewards and less price volatility than a portfolio of longer term bonds.

During the fiscal year, Tax-Free USA Intermediate Fund Class A outperformed the unmanaged Merrill Lynch Three-to-Seven Year Municipal Bond Index, a benchmark of the intermediate bond market, by more than 80 basis points (0.80%) primarily because:

1. We focused on bonds with relatively high coupons, which generated higher income. More than half the Fund's portfolio was composed of bonds with coupons in excess of 5.75% as of August 31.

2. Our effective duration was shorter than that of the Merrill Lynch Index by about two years. Although this prevented the Fund from fully benefiting when interest rates fell during the fall of 1995, this strategy helped preserve principal in the spring when interest rates rose and bond prices declined.

Outlook

On November 5, America will pick the last President of the 20th Century. Whoever wins, we believe the task of building the bridges of the future and maintaining existing highway, water and school systems rests with local and state governments rather than centralized authority in Washington.

We believe municipalities will continue to need private investors to fund operations, refinance debt and make capital improvements. Bond issuers will therefore have to offer competitive interest rates while community leaders will be compelled to act responsibly or lose credibility with the municipal bond market, which is dominated by individual investors and mutual funds. Our funds will remain focused on states with growing populations, healthy tax bases and generally prudent fiscal management.

Credit Quality of
Tax-Free Insured Fund's Portfolio

August 31, 1996

AAA                                   83.32%
A                                     4.65%
BBB                                   10.33%
Non-Rated                             1.71%

More than eight out of every 10 bonds in your Fund's portfolio were rated AAA by Standard & Poor's - the highest rating available - as of August 31.



Credit Quality of
Tax-Free Intermediate Fund's Portfolio

August 31, 1996

AAA                                   83.32%
A                                     4.65%
BBB                                   10.33%
Non-Rated                             1.71%

More than two-thirds of the bonds in your Fund's portfolio were rated AA or better by Standard & Poor's as of August 31.

(Photo of Patrick P. Coyne)


By seeking a balance between quality and high income potential, we believe Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund are well-positioned for whatever change lies ahead, including the inevitable potholes of federal tax reform proposals and volatility in interest rates.


/s/ Patrick P. Coyne)
------------------------------
Patrick P. Coyne
Vice President
Senior Portfolio Manager
September 5, 1996



A Look at Taxes
------------------------------
and Performance
------------------------------


Since inception, Delaware Group's national tax-free funds have been dedicated to providing high income free from federal taxation as well as minimizing shareholders' exposure to capital gains taxes.

When a municipal bond fund distributes a capital gain or income subject to the federal alternative minimum tax, it reduces tax-adjusted total return. We are pleased to report that Tax-Free USA Fund has a superior record of tax-efficiency relative to its peers, as tracked by Morningstar Inc.

Tax-Free USA Fund's
Tax-Adjusted Average Annual Total Return (Class A shares, dividends and capital gains reinvested Assumes 4.75% front-end sales charge and a 39.6% federal tax bracket)

                                                      Morningstar Municipal
                             Tax-Free                 National Bond
                             USA Fund                 Fund Average
                             --------------           ---------------------
Three Years                  +4.63%                   +4.40% (301 funds)
Five Years                   +7.33%                   +6.74% (190 funds)
10 Years                     +7.56%                   +6.98% (106 funds)

Source: Morningstar Inc. Morningstar does not calculate one-year tax-adjusted returns or report the tax-efficiency of insured and intermediate-term municipal bond funds separately. Above results for the above periods reflect the latest available data for the periods ended April 30, 1996. The next update is expected to be in November. The Fund has capital gains and losses that have not yet been realized and this may affect future tax-adjusted returns. Returns would be higher for investors in lower tax brackets. Some taxpayers may be affected by the federal alternative minimum tax. Non-tax adjusted returns for all classes can be found on pages 7and 8. Past performance does not guarantee future results.

A Look at
------------------------------
Long-Term Performance
------------------------------


Tax-Free USA Fund and Tax-Free Insured Fund vs. Lehman Brothers Municipal Indes and Inflation


               Lehman Brothers      Tax-Free     U.S. Consumer      Tax-Free
            Municipal Bond Index    USA Fund A     Price Index      Insured B
            --------------------    ---------    -------------      ---------
Aug.'86          $10000              $10000         $10000           $10000
Aug.'87          $10463              $ 9678         $10429           $ 9744
Aug.'88          $11182              $10631         $10846           $10470
Aug.'89          $12410              $12212         $11356           $11781
Aug.'90          $13208              $12695         $11994           $12459
Aug.'91          $14765              $13852         $12450           $13595
Aug.'92          $16377              $15502         $12841           $14987
Aug.'93          $18416              $17309         $13197           $16407
Aug.'94          $18442              $17566         $13580           $16495
Aug.'95          $20077              $18750         $13935           $17540
Aug.'96          $21129              $19109         $14333           $18220

Chart includes the effect of a 4.75% front-end sales charge and reinvestment of distributions. The Lehman Brothers Municipal Bond Index is unmanaged. The U.S. Comsumer Price Index is the government's main measure of inflation.

More than half of all shareholders in each of Delaware Group's three national tax-free funds reinvest monthly distributions, thus benefiting from long-term compounding of returns over time.



                              Performance Summary
              Average Annual Total Return Through August 31, 1996

Tax-Free USA Fund                     10 Years        Five Years      One Year
Class A (Est.1984)                     +6.69%           +5.61%          -2.91%

                                      Lifetime                         One Year
Class B (Est.1994)
    Excluding Sales Charge             +3.60%             --             +1.11%
    Including Sales Charge             +2.42%             --             -2.72%

Class C* (Est.1995)
    Excluding Sales Charge             -1.44%             --               --
    Including Sales Charge             -2.38%             --               --
------------------------------------------------------------------------------
Tax-Free Insured Fund                 10 Years        Five Years      One Year
Class A (Est.1985)                     +6.18%           +5.01%          -1.05%

                                      Lifetime                         One Year
Class B (Est.1994)
    Excluding Sales Charge             +4.48%             --             +3.05%
    Including Sales Charge             +3.27%             --             -0.88%
Class C* (Est.1995)
    Excluding Sales Charge             +0.01%             --               --
    Including Sales Charge             -0.95%             --               --
*Aggregate return through August 31, 1996.
------------------------------------------------------------------------------
Please turn to page 8 for important additional information. All performance includes reinvestment of distributions and applicable sales charges and fees as described on page 8. Past performance is not a guarantee of future results.

A Look at Tax-Free USA Intermediate Fund's
Long-Term Performance

                  Merrill Lynch
                  Three-to-Seven           Tax-Free USA
                Year Municipal Bond        Intermediate        U.S. Consumer
                      Index                   Fund A             Price Index
                -------------------        -------------       -------------
Jan.'93              $10000                  $10000               $10000
Aug.'93              $10579                  $10644               $10154
Feb.'94              $10730                  $10828               $10288
Aug.'94              $10779                  $10866               $10449
Feb.'95              $10913                  $11018               $10582
Aug.'95              $11510                  $11564               $10722
Feb.'96              $11868                  $11962               $10854
Aug.'96              $11935                  $12087               $11029

Chart includes the effects of a 3% front-end sales charge and reinvestment of distributions. The Merrill Lynch Three-to-Seven Year Municipal Bond Index
is unmanaged. The U.S. Consumer Price Index is the government's main measure of inflation.
-------------------------------------------------------------------------------
Tax-Free USA Intermediate Fund has outperformed its benchmark since its inception.

Performance Summary
Average Annual Total Return Through August 31, 1996
Tax-Free USA Intermediate Fund                         Lifetime        One Year
Class A (Est.1993)                                     +5.33%          +1.40%
Class B (Est.1994)
    Excluding Sales Charge                             +4.93%          +3.63%
    Including Sales Charge                             +4.53%          +1.65%
Class C* (Est.1995)
    Excluding Sales Charge                             +1.84%            --
    Including Sales Charge                             +0.86%            --
*aggregate return through August 31, 1996

All results assume reinvestment of distributions and sales charges as described below. The Funds' return and share value fluctuate with rising and falling interest rates so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results. For B and C shares, lifetime performance "excluding sales charge" assumes the investment was not redeemed. Up to 20% of the assets of each Fund may be invested in municipal securities that generate income subject to the federal alternative minimum tax.

Class A returns for Tax-Free USA Fund and Tax-Free Insured Fund reflect the effect of a 4.75% front-end sales charge and, for periods after June 1,1992, a 12b-1 fee of up to 0.30%. Class A returns for Tax-Free Intermediate Fund reflect the effect of a 3% front-end sales charge and a 12b-1 fee of up to 0.30%, currently set at 0.15%. Tax-Free Intermediate Fund has had a 12b-1 expense limitation in effect since inception.

Class B shares, initially offered on May 2, 1994, do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% for Tax-Free USA Fund and Tax-Free Insured Fund and 2% for Tax-Free USA Intermediate Fund.

Class C shares, initially offered November 29, 1995, have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

SEC yields for Class B and C shares for the 30-day period ended August 31, 1996 were 4.67%, 4.25% and 4.11% for Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund, respectively.

Financial
----------------------------
Statements
----------------------------

*Delaware Group Tax-Free Fund, Inc.
Tax-Free USA Fund
Statement of Net Assets
August 31, 1996

                                                  Principal        Market
                                                   Amount          Value
MUNICIPAL BONDS - 98.45%
General Obligation Bonds - 2.71%
Florida State Board of Education
  Capital Outlay 7.25% 06/01/23 .................  $ 2,445,000    $ 2,677,275
Mobile, Alabama Warrants
  5.00% 02/15/16 (AMBAC) ........................    5,000,000      4,518,750
North Slope Borough, Alaska
  8.35% 06/30/98 ................................    2,500,000      2,662,500
Pennsylvania Intergovernmental Co-op
  Authority Special Tax Revenue
  5.625% 06/15/23 (MBIA) ........................    7,000,000      6,632,500
Texas State GO (Veterans Land Bank)
  7.40% 12/01/20 ................................    3,000,000      3,303,750
                                                                  -----------
                                                                   19,794,775
                                                                  -----------
Higher Education Revenue Bonds - 2.24%
  District of Columbia Higher Education
  Revenue (Georgetown University)
  7.15% 04/01/21 ................................    7,000,000      7,481,250
Montana State University Higher Education
  5.375% 11/15/21 (MBIA) ........................    5,000,000      4,681,250
New Hampshire Higher Educational
  & Health Facilities
  5.75% 07/01/24 (MBIA) .........................    4,390,000      4,219,888
                                                                  -----------
                                                                   16,382,388
                                                                  -----------
Hospital Revenue Bonds - 8.67%
Louisiana Public Facilities Authority
  Hospital Revenue (Southern Baptist
  Hospital, Inc.) (Escrowed to Maturity)
  8.00% 05/15/12 ................................    9,500,000     10,948,750
Michigan State Hospital Finance Authority
  (Genesys Health System)
  8.125% 10/01/21 ...............................    4,000,000      4,390,000
  7.50% 10/01/27 ................................    8,130,000      8,475,525
Monroeville,Pennsylvania Hospital Authority
  (Forbes Health System)
  7.00% 10/01/13 ................................    3,000,000      3,101,250
North Central Texas Health Facilities
  Development Corporation (University
  Medical Center Inc.)
  8.20% 04/01/19 ................................    4,250,000      4,400,068

                                                    Principal        Market
                                                     Amount          Value
MUNICIPAL BONDS (Continued)
Hospital Revenue Bonds (Continued)
Philadelphia Hospital & Higher Education
  Facilities Authority Hospital Revenue
  (Albert Einstein Medical Center)
  7.625% 04/01/11 ...............................  $15,000,000    $15,881,250
(Jeanes Health System Project)
  6.85% 07/01/22 ................................    7,000,000      7,113,750
Royal Oak, Michigan Hospital Finance
  Authority (William Beaumont Hospital)
  5.25% 01/01/20 ................................   10,000,000      9,137,500
                                                                  -----------
                                                                   63,448,093
                                                                  -----------
Housing Revenue Bonds - 6.84%
  Alaska State Housing Finance
    Collateralized Mortgage Obligation
    7.05% 06/01/25 (GNMA/FNMA) ..................    1,700,000      1,770,125
**Dade County Housing Finance Authority
    6.70% 04/01/28 (GNMA) .......................    4,500,000      4,623,750
**Illinois Housing Development Authority
    (Homeowner Mortgage)
    7.125% 08/01/26 .............................    1,940,000      2,046,700
**Massachusetts State Housing Finance
    Agency Residential Development
    6.875% 11/15/11 (FNMA) ......................    2,955,000      3,161,850
  Massachusetts State Housing Revenue
    Single Family Mortgage
    6.95% 06/01/16 ..............................    2,500,000      2,609,375
  Montgomery County, Pennsylvania
    Redevelopment Authority Multi-Family
    Housing Revenue (KBF Associates L.P.)
    7.25% 07/01/25 ..............................    5,000,000      4,850,000
  New Mexico Mortgage Finance Authority
    Single Family Mortgage
    6.20% 07/01/26 (GNMA) .......................    5,000,000      5,056,250
**Tennessee Housing Development Agency
    6.60% 07/01/25 ..............................    3,500,000      3,583,125
**Utah State Housing Finance Agency,
    Single Family Mortgage
    7.20% 01/01/27 (FHA/VA) .....................    3,485,000      3,637,469
  Virginia State Housing Development Authority
    7.10% 01/01/25 ..............................    7,500,000      7,875,000
  **6.80% 01/01/27 ..............................    6,500,000      6,760,000
  Wisconsin Housing & Economic
    Development Authority Home
    Ownership 6.75% 09/01/25 ....................    3,950,000      4,083,313
                                                                  -----------
                                                                   50,056,957
                                                                  -----------
Pollution Control Revenue Bonds - 15.71%
Buncombe County Facilities & Pollution
  Control Financing Authority
  (Wagner Electric Project)
  7.125% 05/01/09 ...............................    3,000,000      3,006,360
Burke County, Georgia Development
  Authority (Georgia Power Co.)
  6.10% 04/01/25 ................................    3,500,000      3,504,375

                                                    Principal        Market
                                                     Amount          Value
MUNICIPAL BONDS (Continued)
Pollution Control Revenue Bonds (Continued)
Cambria County, Pennsylvania Industrial
  Development Authority Pollution
  Control Revenue
  5.35% 11/01/10 (MBIA) ........................  $  3,500,000  $   3,395,000
Claiborne County, Mississippi
  (Middle South Energy, Inc)
  9.50% 12/01/13 ...............................     2,000,000      2,212,500
  8.25% 06/01/14 ...............................     7,365,000      7,944,994
  9.875% 12/01/14 ..............................     1,000,000      1,113,750
Claiborne County, Mississippi
  Pollution Control Revenue System
  Energy Resources, Inc.
  7.30% 05/01/25 ...............................     3,000,000      3,108,750
  6.20% 02/01/26 ...............................     7,675,000      7,281,656
Clark County, Nevada Industrial
  Development Revenue
  (Nevada Power Co. Project)
  7.20% 10/01/22 ...............................     9,000,000      9,405,000
Heard County, Georgia Development
  Authority (Georgia Power Co.)
  8.00% 10/01/16 ...............................     1,485,000      1,518,012
Illinois Development Finance Authority
  (Central Illinois Public Service Co.)
  7.60% 03/01/14 ...............................     6,000,000      6,562,500
Petersburg, Indiana Pollution Control
  Revenue Bonds (Indianapolis
  Power & Light Co.)
  6.10% 01/01/16 ...............................     6,625,000      6,699,531
  5.50% 10/01/23 ...............................     4,000,000      3,705,000
  6.625% 12/01/24 ..............................     9,350,000      9,875,938
Princeton, Indiana Pollution Control
  Revenue Bonds (Public Service Co.
  of Indiana) 7.60% 03/15/12 ...................     3,400,000      3,506,046
Putnam County, Georgia Development
  Authority (Georgia Power Co.)
  8.375% 07/01/17 ..............................     7,300,000      7,630,544
Sabine River Authority Texas Pollution
  Control (Southwestern Electric Power)
  6.10% 04/01/18 (MBIA) ........................     4,000,000      4,035,000
Parish of Saint Charles, Louisiana
  Pollution Control (Louisiana Power
  & Light) 8.25% 06/01/14 ......................     1,350,000      1,468,125
Sweetwater County, Wyoming Pollution
  Control Revenue (Idaho Power Company -
  Series A) 6.05% 07/15/26 .....................     5,000,000      4,918,750
Parish of West Feliciana, Louisiana
  (Gulf States Utilities Co. Project) Series A
  7.50% 05/01/15 ...............................    22,700,000     24,005,250
                                                                  -----------
                                                                  114,897,081
                                                                  -----------
Power Authority Revenue Bonds - 5.42%
Georgia Municipal Electric Authority
  Series 86L 0.00% 01/01/09 ....................     5,000,000      2,318,750

                                                      Principal        Market
                                                       Amount          Value

MUNICIPAL BONDS (Continued)
Power Authority Revenue Bonds (Continued)
 Intermountain Power Agency, Utah
   Series 87D 0.00% 07/01/20 ................     $95,575,000     $14,455,719
   Series 88B 7.50% 07/01/21 ................       2,415,000       2,562,919
 Lower Colorado River Authority,
   Texas Series B 6.00% 01/01/15
   (AMBAC) ..................................       5,000,000       5,031,250
 North Carolina Eastern Municipal Power
   Agency - Series A
   7.25% 01/01/21 ...........................       2,350,000       2,407,739
   6.00% 01/01/26 ...........................       3,030,000       2,848,200
 Northern Municipal Power Agency,
   Minnesota Series A
   5.00% 01/01/21 ...........................       8,500,000       7,214,375
 San Antonio Texas Electric
   & Gas System Revenue Refunding
   7.00% 02/01/09 ...........................       1,010,000       1,065,550
 Washington State Public Power Supply
   System Nuclear Project #1
   7.50% 07/01/15 ...........................       1,645,000       1,764,263
                                                                  -----------
                                                                   39,668,765
                                                                  -----------
*Pre-Refunded Bonds - 19.34%
 Cleveland Ohio School District
   9.00% 12/01/08-98 ........................         800,000        896,000
 Florida Department of Transportation
   Turnpike Revenue
   7.50% 07/01/19-99 ........................       5,000,000      5,493,750
 Florida State Board of Education
   7.25% 06/01/23-00 ........................       2,555,000      2,826,469
 Harris County, Texas Toll Road Revenue
   8.125% 08/15/17-98 .......................       2,600,000      2,814,500
 Kentucky Turnpike Authority
   7.25% 05/15/10-00 ........................       1,145,000      1,258,069
   7.25% 05/15/10-00 ........................       6,855,000      7,531,931
 Mansfield, Texas Waterworks
   and Sewer System Revenue
   7.375% 08/01/07-97 .......................       2,920,000      3,007,396
 Massachusetts State General Obligation
   7.50% 12/01/07-00 ........................       3,295,000      3,710,994
   7.50% 12/01/07-00 ........................       3,320,000      3,739,150
 Massachusetts Water Resource Authority
   7.50% 04/01/09-00 ........................       1,080,000      1,200,150
   7.50% 04/01/16-00 ........................       7,300,000      8,112,125
   7.00% 04/01/18-00 ........................      14,510,000     15,888,450
 Metropolitan Atlanta Rapid Transit
   Authority, Georgia, Sales Tax Series L
   7.20% 07/01/20-99 ........................       2,000,000      2,180,000
 Minnesota Public Facilities Authority
   (Water Pollution Control) Series 90A
   7.10% 03/01/12-00 ........................       4,000,000      4,385,000
 New Hampshire State Turnpike
   System Revenue
   8.375% 11/01/17-97 .......................       6,750,000      7,205,625
   7.40% 04/01/20-00 ........................      11,675,000     12,915,469
   7.375% 04/01/12-00 .......................       3,000,000      3,315,000
                                                    Principal        Market
                                                     Amount          Value
  MUNICIPAL BONDS (Continued)
  Pre-Refunded Bonds (Continued)
  New York City Municipal Water Finance
    Authority, New York Water
    and Sewer System Revenue
    7.625% 06/15/16-97 ........................   $  2,000,000   $  2,086,720
    6.00% 06/15/20-00 .........................      1,675,000      1,750,375
  New York City, New York General
    Obligation 8.50% 11/01/11-97 ..............      3,000,000      3,191,250
    North Carolina Eastern Municipal Power
    Agcy. Series 89A
    7.25% 01/01/23-99 .........................      2,000,000      2,162,500
  North Carolina Municipal Power Agcy
    #1 - Catawba
    7.875% 01/01/19-98 ........................      4,565,000      4,873,138
  St. Augustine, Florida Water
    & Sewer Revenue
    8.125% 10/01/12-96 ........................      3,000,000      3,065,100
  Salt River Project Agricultural
    Improvement & Power Dist. (Arizona)
    7.25% 01/01/19-00 .........................      2,750,000      3,021,563
  San Antonio, Texas Electric & Gas
    System Revenue Refunding Series 89
    7.00% 02/01/09-99 .........................      8,990,000      9,619,300
  Seattle, Washington Municipality
    Metropolitan Seattle Sewer Development
    7.375% 01/01/30-98 ........................      4,000,000      4,240,000
  Snohomish County, Washington Public
    Utility Dist.#1 8.00% 01/01/15-97 .........     10,500,000     10,843,560
    University of California
    (Seismic Safety Projects)
    7.30% 09/01/20-98 .........................      5,000,000      5,393,750
  Washington State Public Power Supply
    System Nuclear Project
    7.50% 07/01/15-99 .........................      2,535,000      2,782,163
    7.25% 07/01/15-00 .........................      1,760,000      1,927,200
                                                                 ------------
                                                                  141,436,697
                                                                 ------------
  Transportation Revenue Bonds - 13.75%
    Atlanta, Georgia Special Purpose
    Facilities Revenue (Delta Airlines Project)
    7.50 12/01/19 .............................      1,500,000      1,575,000
  City of Chicago, Illinois Skyway
    Toll Bridge Revenue
    6.75% 1/01/17 .............................      3,300,000      3,337,125
**Dallas-Fort Worth, Texas International
    Airport (American Airlines, AMT)
    7.50% 11/01/25 ............................      8,250,000      8,745,000
  Florida State Turnpike Authority Revenue
    (Department of Transportation)
    Series A 5.625% 07/01/25 (FGIC) ...........      5,775,000      5,594,531
  Foothill/Eastern Transportation Corridor
    Agency California Toll Road Revenue
    Series 95A 6.00% 01/01/34 .................     20,000,000     18,850,000
    Indiana State Toll Finance Authority
    7.00% 07/01/07 ............................      2,000,000      2,059,120
    6.00% 07/01/15 ............................      3,000,000      2,913,750
                                                  Principal        Market
                                                   Amount          Value
  MUNICIPAL BONDS (Continued)
  Transportation Revenue Bonds (Continued)
**Indianapolis Indiana Airport Authority
    (Federal Express Project)
    7.10% 01/15/17  ...........................   $  7,800,000   $  8,180,250
  Kenton County, Kentucky Airport
    (Delta Airlines)
  **Series 92A 7.50% 02/01/12 .................      2,000,000      2,125,000
    Series 92B 7.25% 02/01/22 .................      4,250,000      4,478,438
  Ohio State Turnpike Series 96A
    5.50% 02/15/26 (MBIA)  ....................     10,000,000      9,475,000
  Oklahoma Turnpike Authority 1st Sr ..........
    Revenue Series 89
    6.00% 01/01/22  ...........................      7,465,000      7,483,663
  Oklahoma Turnpike Authority 1st. Sr .........
    Revenue Series 89
    (Escrowed to Maturity)
    6.00% 01/01/22  ...........................     13,535,000     13,365,813
  Orlando-Orange County, Florida Expressway
    Authority (Escrowed to Maturity)
    7.625% 07/01/18  ..........................        715,000        770,413
  Puerto Rico Commonwealth Highway
    & Transportation Authority (Highway
    Improvements) Series Y
    5.50% 07/01/26  ...........................      4,000,000      3,735,000
    5.00% 07/01/36  ...........................      3,000,000      2,553,750
  Tulsa, Oklahoma Municipal Airport
   (American Airlines)
   7.35% 12/01/11  ............................      5,000,000      5,356,250
                                                                 ------------
                                                                  100,598,103
                                                                  -----------
  Waste Disposal Revenue Bonds - 7.42%
**Ashland, Kentucky Sewer & Solid Waste
    Revenue (Ashland, Inc. Project)
    7.125% 02/01/22 ...........................     13,200,000     13,843,500
  Broward County, Florida Resource
    Recovery (South Project/Allied
    Signal) Series 84 7.95% 12/01/08 ..........      3,550,000      3,896,125
**Marion County, West Virginia County
    Commonwealth Solid Waste
    Disposal Facilities Revenue (American
    Power Paper Recycling Project)
    7.75% 12/01/11 ............................     18,000,000     10,800,000
**Massachusetts State Industrial Finance
    Agency Solid Waste Disposal
    (Massachusetts Recycling Associates
    Project-Fitchburg) 9.00% 08/01/16 .........     32,000,000     16,000,000
**Ohio State Solid Waste Revenue
    (Republic Engineered Steels,Inc.)
    9.00% 06/01/21 ............................      3,000,000      3,120,000
**Pennsylvania Economic Development
    Financing Authority Wastewater Treatment
    (Sun Co. R & M Project)
    7.60% 12/01/24 ............................      6,000,000      6,615,000
                                                                   ----------
                                                                   54,274,625
                                                                   ----------
                                                  Principal        Market
                                                   Amount          Value
  MUNICIPAL BONDS (Continued)
  City of Baltimore, Maryland (Mayor
    & Council of Baltimore) Project &
    Refunding Revenue Bonds Water
    Project Series 96A
    5.50% 07/01/26 (FGIC) ..................... $ 4,000,000     $ 3,805,000
  Dade County, Florida Water
    & Sewer System Revenue
    5.50% 10/01/25 (FGIC) .....................   5,295,000       5,017,013
  Massachusetts State Water
    Resource Authority
    6.00% 04/01/20 ............................   6,200,000       6,200,000
  New York City Municipal Water
    Finance Authority Water & Sewer
    System Revenue Bonds 1996
  Series B 5.75% 06/15/26 (MBIA) ..............  21,500,000      20,774,375
    Norfolk, Virginia Water Revenue
    5.875% 11/01/20 (MBIA) ....................   4,000,000       3,965,000
  Texas Water Resources Finance
    Authority Revenue
    7.50% 08/15/13 (AMBAC) ....................   1,295,000       1,382,413
                                                                -----------
                                                                 41,143,801
                                                                -----------
  Other Revenue Bonds - 10.72%
**Alliance, Texas Special Facility Revenue
    Bonds - Series 1996 (Federal Express
    Corp. Project ) 6.375% 04/01/21 ...........   3,000,000       2,910,000
    County, Tennessee Sports Authority Public
    Improvement Stadium Project
    5.75% 07/01/26 (AMBAC) ....................   5,315,000       5,175,481
  Delaware County, Pennsylvania Authority
    (Main Line & Haverford Nursing)
    9.00% 08/01/22 ............................   2,000,000       2,155,000
  Delaware River & Bay Authority
    5.25% 1/01/26 (FGIC) ......................   5,200,000       4,732,000
  Delaware River Port Authority
    Pennsylvania & New Jersey Revenue
    5.50% 01/01/26 (FGIC) .....................  10,000,000       9,475,000
  Delaware State Economic Development
    Authority (Peninsula United Methodist
    Homes, Inc.) 8.50% 05/01/22 ...............   3,500,000       3,653,125
    District of Columbia Revenue
    (Carnegie Endowment)
    5.75% 11/15/16 ............................   8,145,000       7,839,563
  Indianapolis, Indiana Local Public
    Improvement Bond Bank,
    Series 92D 6.50% 02/01/22 .................   1,500,000       1,520,625
**Luzerne County Industrial Development
    Authority (Pennsylvania Gas & Water
    Co. Project) 7.00% 12/01/17
    (AMBAC) ...................................   4,000,000       4,425,000
  Maryland State Stadium Sports
    Authority F (Recreational
    Facility Improvements)
    5.80% 03/01/26 (AMBAC) ....................   5,500,000       5,307,500

                                                  Principal        Market
                                                   Amount          Value
MUNICIPAL BONDS (Continued)
Other Revenue Bonds (Continued)
Metropolitan Pier & Exposition Authority
  Illinois Hospital Facilities Revenue
  6.25% 07/01/17 ..............................   $  3,300,000   $  3,196,875
New York State Local Assistance -
  Series D (Miscellaneous Purposes)
  5.00% 04/01/23 ..............................      6,500,000      5,590,000
Orleans Levee District Louisiana
  8.25% 11/01/15 ..............................        750,000        768,090
Tampa, Florida (Florida Aquarium Project)
  7.75% 05/01/27 ..............................     20,000,000     21,675,000
                                                                 ------------
                                                                   78,423,259
                                                                 ------------
Total Municipal Bonds
  (cost $699,919,517) .........................                   720,124,544
                                                                 ------------
VARIABLE RATE DEMAND NOTES-0.29%
Allegheny County, Pennsylvania Hospital
  Development Authority Revenue
  (Health Facility For Central
  Blood Bank) 3.55% 12/01/02 ..................      1,000,000      1,000,000
Allegheny County, Pennsylvania Hospital
  Development Authority Revenue
  (Presbyterian University Hospital)
  Series B-2 3.50% 03/01/18 ...................        700,000        700,000
Port Authority New York & New Jersey
  Special Obligation Revenue
  (Versatile Structure Obligation)
  3.65% 08/01/24 ..............................        400,000        400,000
                                                                 ------------
Total Variable Rate Demand Notes
  (cost $2,100,000) ...........................                     2,100,000
                                                                 ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 98.74%
  (cost $702,019,517 ) ........................                  $722,224,544
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES - 1.26% .........................                     9,206,942


NET ASSETS APPLICABLE TO 60,689,827
 TAX-FREE USA FUND A CLASS SHARES, 2,578,182
 TAX-FREE USA FUND B CLASS SHARES AND 69,731
 TAX-FREE USA FUND C CLASS SHARES
 ($.01 PAR VALUE) OUTSTANDING; EQUIVALENT
 TO $11.55 PER SHARE - 100.00% ................                  $731,431,486
                                                                 ============

COMPONENTS OF NET ASSETS at August 31, 1996:
Common Stock, $.01 par value,
  500,000,000 shares authorized to
  the Tax-Free USA Fund .......................                  $709,525,046
Accumulated undistributed:
  Net realized gain on investments ............                     1,701,413
  Net unrealized appreciation
    of investments ............................                    20,205,027

  Total net assets ............................                  $731,431,486
                                                                 ============

                             See accompanying notes

-----------
 *For Pre-Refunded Bonds, the stated maturity is followed
  by the year in which each bond is pre-refunded.
**These Securities are subject to the federal alternative minimum tax.
  AMBAC - Insured by the AMBAC Indemnity Corporation
  FGIC - Insured by the Financial Guaranty Insurance Company
  FHA/VA - Insured by the Federal Housing Authority/Veterans Administration FNMA - Insured by the Federal National Mortgage Association
  GNMA - Insured by the Government National Mortgage Association
  MBIA - Insured by the Municipal Bond Insurance Association

Delaware Group Tax-Free Fund, Inc.
Tax-Free Insured Fund
Statement of Net Assets
August 31,1996
                                                    Principal      Market
                                                    Amount         Value
MUNICIPAL BONDS - 98.59%
General Obligation Bonds - 4.07%
Louisiana State General Obligation
  7.00% 08/01/02  .............................   $1,000,000   $1,045,480
Huron Valley Michigan School District
  5.75% 5/01/22 (FGIC)  .......................      750,000      733,125
Williamston Community School
  General Obligation
  5.50% 05/01/25 (MBIA)  ......................    1,725,000    1,666,781
                                                               ----------
                                                                3,445,386
                                                               ----------
Higher Education Revenue Bonds - 7.53%
Delaware County Pennsylvania Authority
  University (Villanova University)
  5.80% 08/01/25 (AMBAC)  .....................    1,600,000    1,566,000
Massachusetts State Health
  & Educational Facilities Authority
  (Boston College)
  6.625% 07/01/21 (FGIC)  .....................    2,500,000    2,631,250
Massachusetts State Industrial Finance
  Agency Revenue Higher Education
  (Clark University Project)
  6.10% 07/01/16  .............................    1,250,000    1,242,188
Montana State University
  Higher Education
  5.375% 11/15/21 (MBIA)  .....................    1,000,000      936,250
                                                               ----------
                                                                6,375,688
                                                               ----------
Hospital Revenue Bonds - 12.44%
Fort Wayne Indiana Hospital Authority
  (Parkview Memorial Hospital)
  6.40% 11/15/22 (MBIA)  ......................    2,250,000    2,325,938
Illinois Health Facilities Authority
  Revenue Bonds Series 1996
  (Trinity Medical Center)
  6.00% 07/01/28 (FSA)  .......................    4,200,000    4,158,000
Michigan State Hospital
  Finance Authority Revenue
  (Genesys Health System)
  7.50% 10/01/27  .............................    3,000,000    3,127,500

  Monroeville, Pennsylvania Hospital
    Authority Hospital Revenue
    (Forbes Health System)
    7.00% 10/01/03  .........................   $   865,000   $   917,981
                                                              -----------
                                                               10,529,419
                                                              -----------
  Housing Revenue Bonds - 5.98%
    California Housing Finance Agency
    Revenue Series B
    6.85% 08/01/23 (MBIA)  ..................     3,860,000     4,024,050
  New Mexico Mortgage Finance Authority
    Single Family Mortgage
    6.20% 07/01/26 (GNMA)  ..................     1,000,000     1,011,250
  Rhode Island Housing and Mortgage
    Finance Corp. Single Family
    Mortgage 9.30% 07/01/04 (FGIC) ..........        10,000        10,050
  St. Louis County, Missouri
    Single Family Mortgage
    9.25% 10/01/06 (AMBAC)  .................        20,000        20,800
                                                              -----------
                                                                5,066,150
                                                              -----------
  Pollution Control Revenue Bonds - 10.92%
  Northampton County Industrial
    Development Revenue
    (Citizen's Utilities Co.)
    6.95% 08/01/15  .........................     1,000,000     1,056,250
  Ohio State Air Quality Development
    Authority (Ohio Edison)
    7.45% 03/01/16 (FGIC)  ..................     2,000,000     2,200,000
  Salem County, New Jersey
    (Public Service Electric & Gas Co.)
    6.55% 10/01/29 (MBIA)  ..................     4,000,000     4,245,000
**Trinity River, Texas Pollution Central
    Revenue Bonds (Texas Instruments
    Inc. Project) 6.20% 03/01/20 ............     1,750,000     1,743,438
                                                              -----------
                                                                9,244,688
                                                              -----------
  Power Authority Revenue Bonds - 2.44%
  Georgia Municipal Electric Authority
    8.10% 01/01/12 (BIGI)  ..................     2,000,000     2,063,860
                                                              -----------
                                                                2,063,860
                                                              -----------
 *Pre-Refunded Bonds - 16.34%
  Allegheny County, Pennsylvania
    Sanitary Authority
    7.50% 12/01/16-99 (FGIC)  ...............       750,000       808,125
  Chicago, Illinois Public Building
    Commission (Chicago Board of
    Education) Series A
    7.75% 01/01/06-99 (FGIC)  ...............       500,000       545,625
  Illinois Regional Transit Authority Revenue
    6.75% 06/01/25-04 (FGIC)  ...............     7,970,000     8,956,288

                                                  Principal         Market
                                                   Amount           Value
  MUNICIPAL BONDS (Continued)
  Pre-Refunded Bonds (Continued)
  Louisiana Public Facilities Authority
    Health & Education Capital Facilities
    Revenue (Our Lady of the Lake
    Regional Medical Center)
    8.20% 12/01/15-98 (BIGI)  .............   $   800,000   $   874,000
  Pennsylvania Turnpike Commission Revenue
    7.625% 12/01/17-98 (FGIC) .............     2,425,000     2,643,250
                                                            -----------
                                                             13,827,288
                                                            -----------
  Transportation Revenue Bonds - 15.02%
  Bay Transit Authority Revenue Series A
    5.75% 03/01/22 (FGIC)  ................     2,370,000     2,307,788
  Chicago O'Hare International Airport
    (Illinois) 5.00% 01/01/16 (MBIA) ......     5,000,000     4,450,000
    Dayton, Ohio (Emery Air Freight)
    6.05% 10/01/09 ........................     2,500,000     2,481,250
  Ohio State Turnpike 1996 -
    Series A 5.50% 02/15/26 (MBIA) ........     2,000,000     1,895,000
  Tulsa International Airport (Oklahoma)
    General Revenue, Consolidated Fixed
    Rate Series 7.50%
    06/01/08 (MBIA)  ......................     1,500,000     1,576,740
                                                            -----------
                                                             12,710,778
                                                            -----------
  Water and Sewer Revenue Bonds - 13.53%
  Austin, Texas Combined Utilities System
    Series 90A 6.00%
    05/15/15 (FGIC)  ......................     1,275,000     1,286,156
  Massachusetts Water Resources Authority
    5.75% 12/01/21 (MBIA)  ................     2,000,000     1,925,000
  New York City Municipal Water Finance
    Authority Water & Sewer System
    Revenue Bonds 1996 Series B
    5.75% 06/15/26 (MBIA)  ................     2,000,000     1,932,500
  Norfolk, Virginia Water Revenue
    5.875% 11/01/20 (MBIA)  ...............     1,000,000       991,250
  Seattle, Washington Municipality
    Metropolitan Seattle Sewer Revenue
    6.60% 01/01/32 (FGIC)  ................     5,000,000     5,318,750
                                                            -----------
                                                             11,453,656
                                                            -----------
  Other Revenue Bonds - 10.32%
 *Alliance, Texas Special Facility Revenue
    Bonds - Series 1996 (Federal Express
    Corp. Project ) 6.375% 04/01/21 .......     1,000,000       970,000
  City of Pasadena,California(Certificates
    of Participation-Multi Purpose Project)
    Pasadena Civic Improvement
    Corporation 5.25%
    02/01/16 (AMBAC)  .....................     3,000,000     2,812,500
**Luzerne County Industrial Development
    Authority (Pennsylvania Gas & Water
    Co. Project) 7.00%
    12/01/17 (AMBAC)  .....................     1,000,000     1,106,250

                                                  Principal         Market
                                                   Amount           Value
  MUNICIPAL BONDS (Continued)
  Other Revenue Bonds (Continued)
**Massachusetts State Industrial
    Finance Agency Solid Waste
    Disposal (Massachusetts Recycling
    Associates Project - Fitchburg)
    9.00% 08/01/16 ..........................   $  3,000,000    $  1,500,000
**New Jersey Economic Development
    Authority (Elizabethtown Water
    Company Project)
    5.60% 12/01/25 (MBIA) ...................      2,500,000       2,343,750
                                                                ------------
                                                                   8,732,500
                                                                ------------
  Total Municipal Bonds
    (cost $81,164,672) ......................                     83,449,413
                                                                ------------

  Variable Rate Demand Notes - 3.31%
  Allegheny County,Pennsylvania
    Hospital Development Authority
    Revenue (Presbyterian University
    Hospital) Series A
    3.50% 03/01/20 (MBIA) ...................      2,000,000       2,000,000
  Sayre, Pennsylvania Health Care Facilities
    Authority Revenue (Pennsylvania
    Capital Funding Project - Series B)
    3.35%12/01/20 (AMBAC) ...................        400,000         400,000
  Sayre, Pennsylvania Health Care Facilities
    Authority Revenue (Pennsylvania
    Capital Funding Project - Series J)
    3.35% 12/01/20 (AMBAC) ..................        200,000         200,000
  Port Authority New York & New Jersey
    Special Obligation Revenue
    (Versatile Structure Obligation)
    3.65% 08/01/24 ..........................        200,000         200,000
                                                                ------------
  Total Variable Rate Demand Notes
    (cost $2,800,000 ) ......................                      2,800,000
                                                                ------------

  TOTAL MARKET VALUE OF SECURITIES OWNED -
    101.90% (cost $83,964,672) ..............     86,249,413
  LIABILITIES NET OF RECEIVABLES
    AND OTHER ASSETS (1.90%) ................                     (1,604,995)
                                                                ------------
  NET ASSETS APPLICABLE TO 7,475,095 TAX-FREE
    INSURED FUND A CLASS shares, 310,903
    TAX-FREE INSURED FUND B CLASS SHARES
    AND 11,046 TAX-FREE INSURED FUND C
    CLASS SHARES ($.01 PAR VALUE)
    OUTSTANDING; EQUIVALENT TO $10.86
    PER SHARE - 100.00% .....................                   $ 84,644,418
                                                                ============

  COMPONENTS OF NET ASSETS at AUGUST 31, 1996:
  Common stock, $.01 par value,
    500,000,000 shares authorized
    to the Tax-Free Insured Fund ..........................     $81,718,174
  Accumulated undistributed:
    Net realized gain on investments. .....................         641,503
    Net unrealized appreciation of investments ............       2,284,741
                                                                -----------
  Total net assets ........................................     $84,644,418
                                                                ===========

                             See accompanying notes
-----------
 *For Pre-Refunded Bonds, the stated maturity is followed
  by the year in which each bond is pre-refunded.
**These Securities are subject to the federal alternative minimum tax.
  AMBAC - Insured by the AMBAC Indemnity Corporation
  FGIC - Insured by the Financial Guaranty Insurance Company
  FHA/VA - Insured by the Federal Housing Authority/Veterans Administration FNMA - Insured by the Federal National Mortgage Association
  GNMA - Insured by the Government National Mortgage Association
  MBIA - Insured by the Municipal Bond Insurance Association




Delaware Group Tax-Free Fund, Inc.
Tax-Free USA Intermediate Fund
Statement of Net Assets
August 31, 1996

                                                 Principal      Market
                                                 Amount         Value
MUNICIPAL BONDS - 97.59%
City Leaseback Revenue Bonds - 4.14%
Orange County, California Municipal
  Water Facilities (Certificate of
  Participation) (Allen-McColloch
  Pipeline) 5.50% 07/01/05 (MBIA) ...........   $  500,000   $  511,250
Pasadena, California (Certificates of
  Participation Multi Purpose Projects)
  5.00% 02/01/05 (AMBAC)  ...................      500,000      495,000
                                                             ----------
                                                              1,006,250
                                                             ----------
General Obligation Bonds - 11.75%
Jackson County, Oregon
  School District
  5.50% 06/01/06 (FSA)  .....................      500,000      511,875
Kansas City Missouri Municipal
  Assistance Corp. ..........................
  5.50% 03/01/00 (FSA)  .....................    1,250,000    1,282,813
Philadelphia, Pennsylvania
  School District
  6.25% 05/15/01 (AMBAC)  ...................    1,000,000    1,061,250
                                                             ----------
                                                              2,855,938
                                                             ----------
Higher Education Revenue Bonds - 4.33%
Virginia College Building
  Authority (University of Richmond
  Project) Mandatory Put 11/1/01
  6.40% 11/01/22  ...........................    1,000,000    1,051,250
                                                             ----------
                                                              1,051,250
                                                             ----------

                                                 Principal      Market
                                                  Amount         Value
MUNICIPAL BONDS (Continued)
Hospital Revenue Bonds - 3.23%
Michigan State Hospital Finance
  Authority (Genesys Health System)
  Series 95A 6.10% 10/01/96 .................   $  285,000   $  285,188
Missouri State Health & Education
  Facilities Authority Revenue (Lake of
  The Ozarks General Hospital)
  5.25% 02/15/00  ...........................      500,000      499,375
                                                             ----------
                                                                784,563
                                                             ----------
Housing Revenue Bonds - 12.26%
Maryland State Community Development
  Administration (Single Family Program)
  6th Series 5.90% 04/01/01 .................    1,000,000    1,025,000
Montgomery County, Pennsylvania
  Redevelopment Authority Multifamily
  Housing Revenue (KBF Associates)
  6.00% 07/01/04  ...........................    2,000,000    1,955,000
                                                             ----------
                                                              2,980,000
                                                             ----------
Industrial Development Revenue Bonds -
  6.73%
Florence County, South Carolina
  Industrial Development Revenue
  (Stone Container)
  7.375% 02/01/07  ..........................    1,000,000    1,025,000
Philadelphia Industrial Development
  Authority (Gallery II Parking
  Garage Project) 6.125% 02/15/03 ...........      620,000      611,475
                                                             ----------
                                                              1,636,475
                                                             ----------
Power Authority Revenue Bonds - 8.41%
  Klamath Falls, Oregon Electric Revenue
  (Salt Caves HydroElectric B)
  4.50% 05/01/23  ...........................    1,000,000    1,003,610
New Madrid, Missouri Power Plant
  5.65% 06/01/03 (AMBAC)  ...................    1,000,000    1,038,750
                                                             ----------
                                                              2,042,360
                                                             ----------
School Authority/District Revenue Bonds -
  4.26%
West Virginia School Building Authority
  Capital Improvement
  5.625% 07/01/02 (MBIA)  ...................    1,000,000    1,035,000
                                                             ----------
                                                              1,035,000
                                                             ----------
State Agency Bonds - 17.56%
Indiana Bond Bank (State Revolving
  Fund Program) 6.00% 02/01/01 ..............      500,000      516,875
Michigan Municipal Board Authority
  Revenue (Local Government
  Loan Program)
  5.85% 05/01/01 (AMBAC)  ...................    2,195,000    2,293,775
Pennsylvania State Industrial
  Development Authority Revenue
  6.00% 07/01/99 (AMBAC)  ...................    1,400,000    1,456,000
                                                             ----------
                                                              4,266,650
                                                             ----------

                                                 Principal      Market
                                                  Amount         Value
MUNICIPAL BONDS (Continued)
Transportation Revenue Bonds - 3.23%
Foothill/Eastern Transportation
  Corridor Agency California Toll Road
  Revenue Series 95A
  0.00% 01/01/05  ...........................   $ 1,500,000   $   915,000
*Rhode Island Port Authority and Economic
  Development Corp. Airport Revenue
  5.80% 07/01/02 (FSA)  .....................       565,000       585,481
  5.90% 07/01/03 (FSA)  .....................       490,000       510,213
Southeastern Pennsylvania
  Transportation Authority (Letter 0f
  Credit-Canadian Imperial)
  6.00% 06/01/99  ...........................     1,000,000     1,035,000
                                                              -----------
                                                                3,045,694
                                                              -----------
Waste Disposal Revenue Bonds - 3.95%
*Pinal County, Arizona Industrial
Development Authority Solid Waste
Disposal Revenue (Browning-Ferris
Industries Inc. Project)
5.00% 02/01/06  .............................     1,000,000       958,750
                                                              -----------
                                                                  958,750
                                                              -----------
Water and Sewer Revenue Bonds - 2.82%
Alabama Water Pollution Control
Authority Revolving - Series A
5.00% 08/15/06 (AMBAC)  .....................       280,000       271,950
Easton, Pennsylvania Joint
Sewer Authority
5.60% 04/01/03 (ASSET GTY) ..................       200,000       205,750
Marysville, Washington Water
& Sewer Revenue
5.50% 12/01/02 (MBIA)  ......................       200,000       206,500
                                                              -----------
                                                                  684,200
                                                              -----------
Other Revenue Bonds - 5.62%
Charleston County, South Carolina
(Charleston Public
Facilities Corp.)
5.20% 12/01/99 (MBIA)  ......................       860,000       875,050
Metropolitan Pier & Exposition Authority
Illinois Hospital Facilities Revenue
(McCormick Place Convention)
5.75% 07/01/06  .............................       500,000       490,625
                                                              -----------
                                                                1,365,675
                                                              -----------
Total Municipal Bonds
(cost $23,220,032)  .........................                  23,712,805
                                                              -----------

                                                 Principal      Market
                                                  Amount         Value
VARIABLE RATE DEMAND NOTES - 0.82%
Allegheny County, Pennsylvania
Hospital Development Authority
Revenue (Presbyterian University
Hospital) Series B-2
3.50% 03/01/18  ..............................   $    100,000    $    100,000
Port Authority New York & New Jersey
Special Obligation Revenue (Versatile
Structure Obligation)
3.65% 08/01/24  ..............................        100,000         100,000
                                                                 ------------
Total Variable Rate Demand Notes
(cost $200,000)  .............................                        200,000
                                                                 ------------

TOTAL MARKET VALUE OF SECURITIES
OWNED - 98.41%
(cost $23,420,032)  ..........................                     23,912,805
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 1.59%  ..................                        387,196
                                                                 ------------
NET ASSETS APPLICABLE TO 2,191,333
TAX-FREE USA INTERMEDIATE FUND A CLASS
SHARES, 144,374 TAX-FREE USA INTERMEDIATE B
CLASS SHARES AND 18,728 TAX-FREE USA
INTERMEDIATE C CLASS SHARES ($0.01 PAR
VALUE) OUTSTANDING; EQUIVALENT TO $10.32
PER SHARE - 100.00%  .........................                   $ 24,300,001
                                                                 ============


COMPONENTS OF NET ASSETS AT AUGUST 31, 1996:
Common stock, $.01 par value,
500,000,000 shares
authorized to the Tax-Free USA
Intermediate Fund ............................                   $ 24,830,081
Accumulated undistributed:
Net realized loss on investments .............                     (1,022,853)
Net unrealized appreciation
of investments ...............................                        492,773
                                                                 ------------
Total net assets .............................                   $ 24,300,001
                                                                 ============


                             See accompanying notes
-----------
*This security is subject to the federal alternative minimum tax.
 AMBAC - Insured by AMBAC Indemnity Corporation.
 ASSET GTY - Insured by the Asset Guaranty Insurance Corporation.
 FSA - Insured by Financial Security Assurance.
 MBIA - Insured by the Municipal Bond Insurance Association.

Delaware Group Tax-Free Fund, Inc.
Statement of Operations
Year Ended August 31, 1996

                               Tax-Free       Tax-Free     Tax-Free USA
                                 USA          Insured      Intermediate
                                Fund           Fund           Fund
                             -----------    ----------     ----------
INVESTMENT INCOME:
Interest. . . . .            $51,893,462    $5,551,962     $1,244,025
                             -----------    ----------     ----------

EXPENSES:
Management fees                4,540,845       528,860        106,549
Distribution expenses          1,732,271       199,859         45,315
Dividend disbursing
and transfer agent
fees and expenses                448,714        62,587         17,295
Salaries. . . . .                190,465        21,956          5,610
Reports and statements
to shareholders                  136,234         3,302         11,883
Registration fees                 87,160        29,424          1,282
Taxes (other than
income). . . . . .                71,350            --          3,351
Custodian and banking
fees                              47,400        29,074          8,666
Professional fees                 24,996        13,921          6,636
Directors' fees                    8,428         6,843          6,585
Amortization of
organization
expense. . . . . .                    --            --          3,312
Other. . . . . . . .             116,162           313          7,707
                             -----------    ----------     ----------
                               7,404,025       896,139        224,191
                             -----------    ----------     ----------
Less expenses absorbed
by Delaware
Management
Company, Inc.                         --            --       (156,399)
                             -----------    ----------     ----------
Total Expenses                 7,404,025       896,139         67,792
                             -----------    ----------     ----------

NET INVESTMENT
INCOME. . . . . . .           44,489,437     4,655,823      1,176,233
                             -----------    ----------     ----------


NET REALIZED GAIN
AND UNREALIZED
LOSS ON
INVESTMENTS:
Net realized gain
from security
transactions.                  3,050,129       872,909         44,088
Net unrealized
depreciation of
investments during
the period. . .             $(32,641,752)  $(2,108,616)     $(229,173)
                             -----------    ----------     ----------

                                 Tax-Free         Tax-Free     Tax-Free USA
                                   USA            Insured      Intermediate
                                  Fund             Fund           Fund
                               -----------      ----------     ----------

NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS ...........      (29,591,623)      (1,235,707)      (185,085)
                             --------------    -------------    -----------
NET INCREASE IN
NET ASSETS
RESULTING FROM
OPERATIONS ...............   $   14,897,814    $   3,420,116    $   991,148
                             ==============    =============    ===========


COMPUTATION OF
NET ASSET VALUE
AND OFFERING PRICE
Net asset value
per share (A) ............   $        11.55    $      10.86     $    10.32

Sales charges (4.75% of
  offering price for
  Tax-Free USA Fund and
  Tax-Free Insured Fund
  and 3.00% of offering
  price for Tax-Free USA
  Intermediate Fund, or
  5.02%, 4.97% and 3.10%
  of amount invested per
  share, respectively) (B)             0.58             0.54           0.32
                             --------------    -------------    -----------
Offering price ...........   $        12.13    $       11.40    $     10.64
                             ==============    =============    ===========
-----------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See Purchasing Shares in the current Prospectus for purchases of $100,000 or more.

                             See accompanying notes

Delaware Group Tax-Free Fund, Inc.
Statement of Changes in Net Assets


                                              Year Ended 8/31/96                                Year Ended 8/31/95
                                ------------------------------------------------  -----------------------------------------------
                                Tax-Free       Tax-Free         Tax-Free USA          Tax-Free     Tax-Free       Tax-Free USA
                                USA Fund       Insured Fund   Intermediate Fund      USA Fund    Insured Fund   Intermediate Fund
                                ------------------------------------------------  -----------------------------------------------

OPERATIONS:
Net investment income             $  44,489,437  $  4,655,823   $  1,176,233        $  46,655,414  $  5,193,091   $  1,202,418
Net realized gain (loss) from
security transactions                 3,050,129       872,909         44,088            5,528,096       942,322       (623,654)
Net unrealized (depreciation)
appreciation during the period      (32,641,752)   (2,108,616)      (229,173)          (3,462,957)     (753,311)       560,494
                                   ------------- -------------- ---------------- ------------------ -------------- -------------
Net increase in net assets
 resulting from operations. . .      14,897,814     3,420,116        991,148           48,720,553     5,382,102      1,139,258
                                   ------------- -------------- ---------------- ------------------ --------------- ------------

DISTRIBUTION TO
SHAREHOLDERS FROM:
Net investment income:
A Class. . . . . . . . . . . . .    (43,239,363)   (4,514,658)    (1,115,274)         (46,114,506)   (5,114,142)    (1,171,911)
B Class. . . . . . . . . . . . .     (1,234,603)     (139,227)       (56,831)            (540,908)      (78,949)       (30,507)
C Class. . . . . . . . . . . . .        (15,471)       (1,938)        (4,128)                  --            --             --
Net realized gain from security
transactions:
A Class. . . . . . . . . . . . .     (3,755,304)     (232,860)            --                   --            --             --
B Class. . . . . . . . . . . . .       (106,237)       (7,992)            --                   --            --             --
C Class. . . . . . . . . . . . .             --            --             --                   --            --             --
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
                                    (48,350,978)   (4,896,675)    (1,176,233)         (46,655,414)   (5,193,091)    (1,202,418)
                                   -------------- ------------- ---------------- ----------------- -------------- --------------

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold:
A Class. . . . . . . . . . . . .     60,298,210     6,816,802       6,815,079         103,815,190     8,036,953      5,342,070
B Class. . . . . . . . . . . . .     16,225,670     1,756,769         654,347          15,377,684     1,779,510        557,360
C Class. . . . . . . . . . . . .        827,557       120,767         192,011                  --            --             --
Net asset value of shares issued
upon reinvestment of dividends
from net investment income
and distributions of net realized
gain from security transactions:
A Class. . . . . . . . . . . . .     26,761,558     2,436,870         750,572          25,638,950     2,632,048        822,660
B Class. . . . . . . . . . . . .        774,002        72,362          36,339             276,926        42,458         23,597
C Class. . . . . . . . . . . . .         10,267         1,932           3,898                  --            --             --
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
                                    104,897,264    11,205,502       8,452,246         145,108,750    12,490,969      6,745,687
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
Cost of shares repurchased:
A Class. . . . . . . . . . . . .   (112,501,070)  (13,455,627)     (5,274,033)       (118,618,699)  (15,303,455)   (13,794,758)
B Class. . . . . . . . . . . . .     (3,753,680)     (832,530)       (133,797)         (2,038,759)     (233,595)      (237,151)
C Class. . . . . . . . . . . . .         (7,217)          (99)            (99)                 --            --             --
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
                                   (116,261,967)  (14,288,256)     (5,407,929)       (120,657,458)  (15,537,050)   (14,031,909)
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
(Decrease) Increase in net assets
derived from capital share
transactions. . . . . . . .         (11,364,703)   (3,082,754)      3,044,317          24,451,292    (3,046,081)    (7,286,222)
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
(DECREASE) INCREASE
IN NET ASSETS. . . . . . .          (44,817,867)   (4,559,313)      2,859,232          26,516,431    (2,857,070)    (7,349,382)
                                   -------------- ------------- ---------------- ----------------- -------------- --------------

NET ASSETS:
Beginning of period.                776,249,353    89,203,731      21,440,769         749,732,922    92,060,801     28,790,151
                                   -------------- ------------- ---------------- ----------------- -------------- --------------
End of period. . . . . . .         $731,431,486   $84,644,418     $24,300,001        $776,249,353   $89,203,731    $21,440,769
                                   ============== ============= ================ ================= ============== ==============

                             See accompanying notes

Delaware Group Tax-Free Fund, Inc.
Notes to Financial Statements
August 31, 1996

Delaware Group Tax-Free Fund, Inc. (the "Company") is registered as a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland Corporation and offers three portfolios, the Tax-Free USA Fund, the Tax-Free Insured Fund and the Tax-Free USA Intermediate Fund. Each portfolio offers three classes of shares.

The investment objective of the Tax-Free USA Fund and the Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital.

The investment objective of the Tax-Free Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds which are protected by insurance guaranteeing the payment of principal and interest when due and is consistent with prudent investment management and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds:

Security Valuation - Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - The Funds intend to continue to qualify as regulated investment companies and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes are required in the financial statements.

Class Accounting - Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Fund.

Other - Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Original issue discounts are accreted and premiums are amortized to interest income over the lives of the respective securities. The Funds declare dividends daily from net investment income and pay such dividends monthly.

Certain fund expenses are paid directly by brokers. The amount of these expenses was less than 0.01% of each Fund's average net assets.

2. Investment Management and Distribution Agreements
In accordance with the terms of the Investment Management Agreements, the Funds pay Delaware Management Company, Inc. (DMC), the Investment Manager of the Funds, an annual fee which is calculated daily at the following rates less fees paid to the independent directors; 0.60% of the first $500 million of average daily net assets, 0.575% of the next $250 million and 0.55% of the average daily net assets over $750 million for the Tax-Free USA Fund, 0.60% of the average daily net assets of the Tax-Free Insured Fund and 0.50% of the average daily net assets of the Tax-Free USA Intermediate Fund. DMC has elected voluntarily to waive its fee and absorb those expenses of the Tax-Free USA Intermediate Fund to the extent that the Fund's annual operating expenses exceed 0.10% of average daily net assets exclusive of 12b-1 expenses through December 31, 1996. Total expenses absorbed or waived by DMC for the year ended August 31, 1996 were $156,399. At August 31, 1996, the Funds had a liability for Investment Management fees and other expenses payable to DMC of $22,151, $12,351 and $4,293 for the Tax-Free USA Fund, the Tax-Free Insured Fund and the Tax-Free USA Intermediate Fund, respectively.

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors L.P.
(DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of A Class for the Tax-Free USA Fund and the Tax-Free Insured Fund and 0.15% of the average daily net assets of Tax-Free USA Intermediate Fund A Class and 1.00% of the average daily net assets of B Class and C Class for all three Funds. At August 31, 1996, the Funds had a liability for distribution fees and other expenses payable to DDLP of $18,767, $1,624 and $8,687 for the Tax-Free USA Fund, the Tax-Free Insured Fund and the Tax-Free USA Intermediate Fund, respectively. For the year ended August 31, 1996, the Funds paid DDLP $215,462, $36,519 and $11,971 for commissions earned on sales of Tax-Free USA Fund A Class, Tax-Free Insured Fund A Class and Tax-Free USA Intermediate Fund A Class, respectively.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Funds. For the year ended August 31, 1996, the Funds expensed the following amounts for these services:

                             Tax-Free       Tax-Free       Tax-Free USA
                             USA Fund       Insured Fund   Intermediate
                             ----------  ----------------  -------------
Dividend disbursing and
transfer agent fees and
other expenses ...........   $448,714         $62,587        $17,295

Effective August 31, 1996, the Funds had a liability for such fees and other expenses payable to DSC as follows:

                             Tax-Free       Tax-Free       Tax-Free USA
                             USA Fund       Insured Fund   Intermediate
                             -----------  ---------------  --------------
Dividend disbursing and
transfer agent fees and
expenses payable .........   $31,892          $3,963         $4,310

Effective August 19, 1996 the Funds also engaged DSC to provide accounting services for the Funds.

Certain officers of DMC are officers, directors and/or employees of the Funds. These officers, directors, and employees are paid no compensation by the Funds.

3. Investments
During the year ended August 31, 1996, the Funds had purchases and sales of investment securities other than temporary cash investments as follows:

                             Tax-Free       Tax-Free       Tax-Free USA
                             USA            Insured        Intermediate
                             Fund           Fund           Fund
                             ------------- ------------- ----------------

Purchases .................  $316,878,079   $38,926,481    $6,143,146
Sales .....................  $333,644,167   $41,254,310    $3,304,848

At August 31, 1996, unrealized appreciation for federal income tax purposes was as follows:

                             Tax-Free       Tax-Free       Tax-Free USA
                             USA            Insured        Intermediate
                             Fund           Fund           Fund
                             ------------- ------------  ----------------
Unrealized appreciation ...  $45,545,154    $3,947,333     $599,003
Unrealized depreciation ...  (25,421,367)   (1,662,592)    (106,230)
                             -----------    ----------     --------
Aggregate unrealized
appreciation. .............  $20,123,787    $2,284,741     $492,773
                             ===========    ==========     ========

Investment securities based on cost for federal income tax purposes was $702,100,757, $83,964,672 and $23,420,032 for the Tax-Free USA Fund, Tax-Free
Insured Fund and the Tax-Free USA Intermediate Fund, respectively.

Net realized gain for federal income tax purposes was $3,128,375 for the Tax-Free USA Fund, $872,909 for the Tax-Free Insured Fund and $44,088 for the Tax-Free USA Intermediate Fund for the year ended August 31, 1996. For federal income tax purposes, the Tax-Free USA Intermediate Fund had accumulated capital losses at August 31, 1996, of $1,022,853 which may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 2002-$399,199 and 2003-$623,654.

4. Capital Stock
Transactions in capital stock shares were as follows:
                                              Tax-Free USA Fund
                                       ------------------------------
                                       Year Ended          Year Ended
                                        8/31/95             8/31/95
                                      -----------          ----------
Shares sold:
  A Class ..........................     5,026,095           8,764,777
  B Class ..........................     1,356,289           1,293,697
  C Class ..........................        69,470                  --

Shares issued upon reinvestment of dividends from net investment income and distributions of net realized gain from security transactions:
  A Class ..........................   2,233,585           2,163,314
  B Class ..........................      64,824              23,267
  C Class ..........................         873                  --
                                     -----------         -----------
                                       8,751,136          12,245,055

Shares repurchased:
  A Class. . . . . . . . . . . . . . . .(9,419,181)        (10,009,753)
  B Class. . . . . . . . . . . . . . . . .(316,170)           (170,688)
  C Class. . . . . . . . . . . . . . . . . .  (612)                 --
                                     -----------         -----------
                                      (9,735,963)        (10,180,441)
                                     -----------         -----------
Net (decrease) increase. .              (984,827)          2,064,614
                                     ===========         ===========


                                          Tax-Free Insured Fund
                                     -------------------------------
                                      Year Ended         Year Ended
                                       8/31/96            8/31/95
                                     -----------         ----------
Shares sold:
  A Class .........................   614,995             741,299
  B Class .........................   157,540             164,244
  C Class .........................    10,879                  --

Shares issued upon reinvestment of dividends from net investment income and distributions of net realized gain from security transactions
A Class ............................   218,789             242,387
B Class ............................     6,507               3,885
C Class ............................       176                  --
                                   -----------         -----------
                                     1,008,886           1,151,815
Shares repurchased:
  A Class ......................... (1,208,558)         (1,410,700)
  B Class .........................    (74,637)            (21,543)
  C Class .........................         (9)                 --
                                    ----------           ----------
                                    (1,283,204)         (1,432,243)
                                    ----------          ----------
Net decrease ......................   (274,318)           (280,428)
                                    ==========          ==========


                                       Tax-Free USA Intermediate Fund
                                       ------------------------------
                                       Year Ended          Year Ended
                                        8/31/96             8/31/95
                                      -----------         -----------

Shares sold:
  A Class ..........................   656,206              526,910
  B Class ..........................    62,607               54,596
  C Class ..........................    18,361                   --

Shares issued upon reinvestment of dividends from net investment income:
  A Class ..........................    72,116              80,984
  B Class ..........................     3,495               2,320
  C Class ..........................       377                  --
                                    ----------         -----------
                                       813,162             664,810
Shares repurchased:
  A Class ..........................  (506,192)         (1,371,578)
  B Class ..........................   (12,876)            (23,622)
  C Class ..........................       (10)                 --
                                    ----------          ----------
                                      (519,078)         (1,395,200)
                                    ----------          ----------
Net increase(decrease) .............   294,084            (730,390)
                                    ===========         ==========

5. Lines of Credit
The Funds have committed lines of credit of $15,000,000 for the Tax-Free USA Fund, $2,000,000 for the Tax-Free Insured Fund and $1,000,000 for the Tax-Free USA Intermediate Fund. No amount was outstanding at August 31, 1996 or at any time during the fiscal year.

6. Concentration of Credit Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

7. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                                                             Tax-Free USA
                                  Tax-Free USA Fund A Class                    Tax-Free USA Fund B Class     Fund C Class
                             --------------------------------------------     ----------------------------  ---------------
                                              Year Ended                         Year Ended        Period        Period
                                              August 31,                         August 31,        5/2/942   1/29/95(2) to
                             1996      1995      1994      1993      1992      1996      1995      8/31/94       8/31/96
Net asset value,
 beginning of period          $12.070   $12.040   $12.640   $12.130   $11.560   $12.070   $12.040   $12.080      $12.230

Income from investment
operations:
 Net investment income          0.696     0.746     0.751     0.751     0.765     0.600     0.649     0.214        0.450

Net realized and unrealized
 (loss) gain from security
 transactions. . . . . . .     (0.460)    0.030    (0.566)    0.610     0.570    (0.460)    0.030    (0.040)      (0.620)
                             --------    ------   -------    ------    ------   -------   -------    ------      -------
Total from investment
 operations. . . . . . . . .    0.236     0.776     0.185     1.361     1.335     0.140     0.679     0.174       (0.170)
                             --------    ------   -------    ------    ------   -------   -------    ------      -------
Less distributions:
Dividends from net investment
 income. . . . . . . . . . . . (0.696)   (0.746)   (0.751)   (0.751)   (0.765)   (0.600)   (0.649)   (0.214)      (0.450)

Distributions from net
 realized gain on security
 transactions. . . . . . .     (0.060)     none    (0.034)   (0.100)     none    (0.060)     none      none       (0.060)
                             --------    ------   -------    ------    ------   -------   -------    ------      -------

Total distributions            (0.756)   (0.746)   (0.785)   (0.851)   (0.765)   (0.660)   (0.649)   (0.214)      (0.510)
                             --------    ------   -------    ------    ------   -------   -------    ------      -------
Net asset value,
end of period. . . . . .      $11.550   $12.070   $12.040   $12.640   $12.130   $11.550   $12.070   $12.040      $11.550
                             ========    ======   =======    ======    ======   =======   =======    ======      =======

Total return\1. . . . . .        1.91%     6.74%     1.49%    11.66%    11.91%     1.11%     5.88%     1.45%       (1.44%)


Ratios/supplemental data:
Net assets, end of period
 (000 omitted). . . . . .    $700,853  $758,470  $745,796  $762,574  $702,988  $29,773   $17,779   $  3,937     $  805
Ratio of expenses to average
 net assets. . . . . . . . .    0.94%     0.92%     0.89%     0.89%     0.80%     1.74%     1.74%     1.74%        1.74%
Ratio of net investment
 income to average net
 assets. . . . . . . . . . .   .5.82%     6.29%     6.07%     6.10%     6.47%     5.03%     5.47%     5.22%        5.03%
Portfolio turnover. . . . .       42%       27%       10%       12%       21%       42%       27%       10%          42%

-----------
1 Does not reflect the maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchases for the Tax-Free USA Fund A Class nor the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Tax-Free USA Fund B Class and 1% for the Tax-Free USA Fund C Class for 12 months from the date of purchase.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Tax-Free             Tax-Free Insured
                                     Tax-Free Insured Fund A Class                 Insured Fund B Class         Fund C Class
                             --------------------------------------------      -----------------------------  ----------------
                                               Year Ended                        Year Ended         Period        Period
                                               August 31,                         August 31,       5/2/94(2)   11/29/95(2) to
                             1996      1995      1994      1993      1992      1996      1995       8/31/94       8/31/96
Net asset value,
 beginning of period          $11.050   $11.020   $11.680   $11.310   $10.900   $11.050   $11.020   $10.990       $11.260
Income from investment
 operations:
Net investment income           0.588     0.639     0.622     0.638     0.674     0.499     0.550     0.179         0.375
Net realized and unrealized
 (loss) gain from security
 transactions. . . . . . .     (0.160)    0.030    (0.560)    0.400     0.410    (0.160)    0.030     0.030        (0.370)
                              --------    ------   -------    ------    ------   -------   -------    ------      -------
Total from investment
 operations. . . . . . . . .    0.428     0.669     0.062     1.038     1.084     0.339     0.580     0.209         0.005
                              --------    ------   -------    ------    ------   -------   -------    ------      -------
Less distributions:
Dividends from net investment
 income. . . . . . . . . . . . (0.588)   (0.639)   (0.622)   (0.638)   (0.674)   (0.499)   (0.550)   (0.179)       (0.375)
Distributions from net
 realized gain on security
 transactions. . . . . . .     (0.030)     none    (0.100)   (0.030)     none    (0.030)     none      none        (0.030)
                              --------    ------   -------    ------    ------   -------   -------    ------      -------
Total distributions            (0.618)   (0.639)   (0.722)   (0.668)   (0.674)   (0.529)   (0.550)   (0.179)       (0.405)
                              --------    ------   -------    ------    ------   -------   -------    ------      -------
Net asset value,
 end of period. . . . . .     $10.860   $11.050   $11.020   $11.680   $11.310   $10.860   $11.050   $11.020       $10.860
                              ========  =======   =======   =======   =======   =======   =======   =======       =======

Total return\1. . . . . .       3.88%     6.33%     0.54%     9.48%     10.23%    3.05%     5.47%     1.91%         0.01%

Ratios/supplemental data:
Net assets, end of period
 (000 omitted). . . . . .     $81,149   $86,756   $91,235   $96,118   $85,660   $ 3,375   $ 2,448   $   826       $   120

Ratio of expenses to average
 net assets. . . . . . . . .    0.98%     0.98%     0.98%     0.98%     0.86%     1.78%     1.80%     1.83%         1.78%

Ratio of net investment income
 to average net assets          5.29%     5.89%     5.48%     5.58%     6.06%     4.48%     5.07%     4.63%         4.48%
 Portfolio turnover.              45%       68%       56%       8%        29%       45%       68%       56%           45%

-----------
1 Does not reflect the maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free Insured Fund A Class nor the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Tax-Free Insured Fund B Class and 1% for the Tax-Free Insured Fund C Class for 12 months from the date of purchase.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                                       Tax-Free USA
                                                                                      Tax-Free USA Intermediate        Intermediate
                                       Tax-Free USA Intermediate Fund A Class                Fund B Class              Fund C Class
                                       -----------------------------------------   -------------------------------   ---------------
                                                Year Ended             1/7/93(2)       Year Ended        Period          Period
                                                 August 31,               to           August 31,       5/2/94(2)      11/29/95(2)
                                         1996      1995        1994     8/31/93     1996        1995    to 8/31/94     to 8/31/96

Net asset value, beginning of period   $10.410    $10.320    $10.630    $ 10.000   $10.410    $10.320    $10.230        $10.480

Income from investment operations:
Net investment income.                   0.550      0.550       0.530       0.330     0.460     0.460       0.150          0.350
Net realized and unrealized (loss)
 gain from security transactions        (0.090)     0.090      (0.310)      0.630    (0.090)    0.090       0.090         (0.160)
                                        -------    -------    -------    --------   -------    -------    -------        -------
Total from investment operations         0.460      0.640       0.220       0.960     0.370     0.550       0.240          0.190
                                        -------    -------    -------    --------   -------    -------    -------        -------
Less distributions:
Dividends from net investment
 income. . . . . . . . . . . . . . .   (0.550)     (0.550)    (0.530)     (0.330)   (0.460)    (0.460)    (0.150)        (0.350)

Distributions from net realized gain
 on security transactions                 none       none       none       none       none       none       none           none
                                       -------    -------    -------    --------   -------    -------    -------        -------
Total distributions. . . . . . . . .    (0.550)    (0.550)    (0.530)     (0.330)   (0.460)    (0.460)    (0.150)        (0.350)
                                       -------    -------    -------    --------   -------    -------    -------        -------
Net asset value, end of period         $10.320    $10.410    $10.320    $ 10.630   $10.320    $10.410    $10.320        $10.320
                                       =======    =======    =======    ========   =======    =======    =======        =======
Total return\1. . . . . . . . . . .      4.52%      6.43%      2.09%      9.75%      3.63%      5.53%      2.31%          1.84%

Ratios/supplemental data:
Net assets, end of period
 (000 omitted). . . . . . . . . . .    $22,617    $20,492    $28,193     $14,684    $1,490    $   949    $   597        $   193

Ratio of expenses to average
 net assets. . . . . . . . . . . . .     0.25%(3)  0.25%(3)    0.25%(3)    0.25%(3)  1.10%(5)   1.10%(5)   1.10%(5)       1.10%(7)

Ratio of net investment income
 to average net assets. . . . . . . .    5.29%(4)  5.37%(4)     5.00%(4)   4.84%(4)  4.44%(6)   4.52%(6)   4.15%(6)       4.44%(8)
Portfolio turnover. . . . . . . . . .      15%       63%          81%        53%       15%        63%        81%            15%

-----------
1 Does not reflect the maximum front-end sales charge of 3.00% nor the 1.00% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free USA Intermediate Fund A Class nor the contingent deferred sales charge that varies from 1%-2% for the Tax-Free USA Intermediate Fund B Class and 1% for the Tax-Free USA Intermediate Fund C Class for 12 months from the date of purchase.

2 Date of initial public offering; ratios have been annualized and total return has not been annualized.

3 Ratio of expenses to average net assets prior to expense limitation was 0.95%
  for the year ended August 31, 1996, 1.07% for 1995, 1.19% for 1994 and 1.94%
  for the period ended August 31, 1993.

4 Ratio of net investment income to average net assets prior to expense limitation was 4.59% for the year ended August 31, 1996, 4.55% for 1995, 4.06% for 1994 and 3.15% for the period ended August 31, 1993.

5 Ratio of expenses to average net assets prior to expense limitation was 1.80% for the year ended August 31, 1996, 1.92% for 1995 and 2.04% for the period ended August 31, 1994.

6 Ratio of net investment income to average net assets prior to expense limitation was 3.74% for the year ended August 31, 1996, 3.70% for 1995 and 3.21% for the period ended August 31, 1994.

7 Ratio of expenses to average net assets prior to expense limitation was 1.80% for the period ended August 31, 1996.

8 Ratio of net investment income to average net assets prior to expense limitation was 3.74% for the period ended August 31, 1996.

Delaware Group Tax-Free Fund, Inc.
Report of Independent Auditors

To the Shareholders and Board of Directors
Delaware Group Tax-Free Fund, Inc.

We have audited the accompanying statements of net assets of Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund (collectively referred to as "Delaware Group Tax-Free Fund, Inc." or the "Fund") as of August 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Tax-Free USA Fund and the Tax-Free Insured Fund and the financial highlights for each of the three years in the period then ended and for the period from January 7, 1993 (date of initial public offering) to August 31, 1993 for the Tax-Free USA Intermediate Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Tax-Free USA Fund and the Tax-Free Insured Fund and the financial highlights for each of the three years in the period then ended and for the period from January 7, 1993 (date of initial public offering) to August 31, 1993 for the Tax-Free USA Intermediate Fund, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Philadelphia, Pennsylvania
October 4, 1996

This annual report is for the information of Tax-free Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for Tax-free Fund, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

Board
-----------------------
Members
-----------------------

Wayne A. Stork
Chairman, President and Chief Executive Officer
Delaware Group of Funds
Philadelphia, PA

Walter P. Babich
Board Chairman, Citadel Constructors, Inc.
King of Prussia, PA

Anthony D. Knerr
Consultant, Anthony Knerr & Associates
New York, NY

Ann R. Leven
Treasurer, National Gallery of Art
Washington, DC

W. Thacher Longstreth
Vice Chairman, Packquisition Corp.
Philadelphia, PA

Charles E. Peck
Secretary of Enterprise Homes, Inc.
Fredericksburg, VA
former Chairman and CEO
The Ryland Group, Inc.
Columbia, MD



Affiliated
-----------------------
Officers
-----------------------

George M. Chamberlain, Jr.
Senior Vice President and Secretary,
Delaware Group of Funds
Philadelphia, PA

Keith E. Mitchell
President and CEO,
Delaware Distributors, L.P.
Philadelphia, PA

David K. Downes
Senior Vice President, Chief Financial Officer and
Chief Administrative Officer
Delaware Group of Funds
Philadelphia, PA

Delaware Group
-----------------------
of Funds
-----------------------

For Growth of Capital
Trend Fund
Enterprise Fund
DelCap Fund
Value Fund
U.S. Growth Fund

For Total Return
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund

For Global Diversification
Emerging Markets Fund
New Pacific Fund
World Growth Fund
International Equity Fund
Global Assets Fund
Global Bond Fund

For Current Income
Delchester Fund
Strategic Income Fund
Corporate Income Fund
Federal Bond Fund
U.S. Government Fund
Limited-Term Government Fund

For Tax-Free Current Income
Tax-Free Pennsylvania Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund

Money Market Funds
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

Closed-End Equity/Income*
Dividend and Income Fund
Global Dividend and Income Fund

This report must be preceded or accompanied by a current Tax-Free Fund prospectus and the Delaware Group Fund Performance Update for the most recently completed calendar quarter. For a prospectus of any other Delaware Group fund, contact your financial adviser or Delaware Group.

* Delaware Group Dividend and Income Fund and Delaware Group Global Dividend and Income Fund purchases can be made through any registered broker.

DELAWARE
GROUP
-------------
Philadelphia * London

Be sure to consult your financial adviser when making investment decisions. Mutual funds can be a valuable part of your financial plan; however, shares of the Tax-Free Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of or deposits of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

Investment Manager
Delaware Management Company, Inc.
Philadelphia, Pennsylvania

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

Shareholder Servicing,
Dividend Disbursing
and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682
Nationwide (800) 523-4640

Securities Dealers Only
Nationwide (800) 362-7500

Financial Institutions Representatives Only
Nationwide (800) 659-2265

Copy Rights Delaware Distributors, L.P.
Printed in the U.S.A. on recycled paper.

AR-011[8/96]TKO10/96

1996
  Annual
Report


                        -----------------------
                        Delaware Group
                        Tax-Free Funds
                        -----------------------


                        Tax-Free USA Fund
                        Tax-Free Insured Fund
                        Tax-Free USA Intermediate Fund



             (Photo of Philadelphia Historical Buildings and sites)


A Tradition of Sound Investing Since 1929

DELAWARE GROUP
=====================
Philadelphia o London